Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.91400%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,739,536.56

Principal:
Principal Collections	$19,519,436.18
Prepayments in Full	$9,564,887.58
Liquidation Proceeds	$29,620.40
Recoveries	$10,327.82
Sub Total	$29,124,271.98
Collections	$30,863,808.54

Purchase Amounts:
Purchase Amounts Related to Principal	$593,513.95
Purchase Amounts Related to Interest	$2,924.28
Sub Total	$596,438.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,460,246.77

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,460,246.77
Servicing Fee	$591,714.50	$591,714.50	$0.00	$0.00	$30,868,532.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,868,532.27
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$30,868,532.27
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$30,868,532.27
Interest - Class A-3 Notes	$1,022,672.91	$1,022,672.91	$0.00	$0.00	$29,845,859.36
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$29,503,078.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,503,078.36
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$29,374,811.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,374,811.69
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$29,285,335.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,285,335.02
Regular Principal Payment	$26,380,649.14	$26,380,649.14	$0.00	$0.00	$2,904,685.88
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,904,685.88
Residual Released to Depositor	$0.00	$2,904,685.88	$0.00	$0.00	$0.00
Total		$31,460,246.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,380,649.14
Total					$26,380,649.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,380,649.14	$48.20	$1,022,672.91	$1.87	$27,403,322.05	$50.07
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$26,380,649.14	$16.71	$1,583,197.25	$1.00	$27,963,846.39	$17.71

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$405,018,975.61	0.7400175	$378,638,326.47	0.6918169
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$614,128,975.61	0.3889723	$587,748,326.47	0.3722636

Pool Information
Weighted Average APR	3.324%	3.326%
Weighted Average Remaining Term	37.68	36.92
Number of Receivables Outstanding	39,581	38,823
Pool Balance	$710,057,399.93	$680,261,112.45
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$652,409,783.18	$625,582,189.73
Pool Factor	0.4109129	0.3936697

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$54,678,922.72
Targeted Overcollateralization Amount	$92,512,785.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$92,512,785.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		51	$88,829.37
(Recoveries)		71	$10,327.82
Net Loss for Current Collection Period			$78,501.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1327%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5398%
Second Prior Collection Period			0.7991%
Prior Collection Period			0.4640%
Current Collection Period			0.1355%
Four Month Average (Current and Prior Three Collection Periods)			0.4846%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2731	$11,408,338.96
(Cumulative Recoveries)			$1,429,949.71
Cumulative Net Loss for All Collection Periods			$9,978,389.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5775%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,177.35
Average Net Loss for Receivables that have experienced a Realized Loss			$3,653.75

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.75%	255	$5,124,131.72
61-90 Days Delinquent	0.21%	63	$1,422,880.95
91-120 Days Delinquent	0.07%	22	$478,570.49
Over 120 Days Delinquent	0.08%	27	$525,930.02
Total Delinquent Receivables	1.11%	367	$7,551,513.18

Repossession Inventory:
Repossessed in the Current Collection Period		12	$326,934.06
Total Repossessed Inventory		57	$1,442,966.72

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2077%
Prior Collection Period			0.2375%
Current Collection Period			0.2885%
Three Month Average			0.2446%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3568%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer